12. Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
12.	Commitments and Contingent Liabilities

Leases

In August 2013, the Company entered into the Lexington Lease to lease office and laboratory space under an operating lease with a commencement date of January 1, 2014 and a termination date of January 31, 2019. With the execution of this lease, the Company is required to maintain a $66,000 letter of credit as a security deposit. The letter of credit is secured by a certificate of deposit, which is classified as restricted cash within the consolidated balance sheets. The letter of credit is required to be maintained through May 1, 2019.

In December 2016, the Company entered into a one-year lease of office space in Miami, Florida, under an operating lease with a commencement date of December 1, 2016, and a termination date of November 30, 2017. The Company renewed this lease in November 2017 for an additional two years with a revised termination date of November 30, 2019.

The Company’s contractual commitments under all non-cancelable operating leases as of December 31, 2018, are as follows:

As of December 31,	Total Operating Leases
2019	$24,583
2020	–
Total minimum lease payments	$24,583

Rent expense is calculated on a straight-line basis over the term of the leases. Rent expense under the Company’s operating leases was approximately $0.1 million for the years ended December 31, 2018 and 2017, respectively.

Subsequent to year end, the Lexington Lease expired and the Company relocated its corporate headquarters to Framingham, Massachusetts. The new lease commenced in January 2019 and has a termination date of September 30, 2020. The total contractual commitment of approximately $50,000 associated with the new lease is not reflected in the table above.

Litigation

On August 27, 2015, Eurogentec S.A. (“EGT”), a former supplier of the Company, brought an action against the Company in the Commercial Court of the Canton of Zurich Switzerland (the “Court”) alleging nonpayment of invoices for services provided by EGT. The Company requested dismissal of the claim based on the argument that EGT knew, or should have known, that the services provided by EGT should not have been performed or had not been properly performed. On July 12, 2017, the Court rendered a decision in favor of EGT ordering the Company to pay approximately $0.7 million to EGT, representing all amounts that EGT alleged were owed by the Company, plus interest and court and legal fees. The Company had previously recorded $0.6 million related to this contract when the relevant services were provided and accrued an additional $0.1 million related to interest and fees in 2017 as a result of the ruling. In December 2017, the Company entered into a Settlement Agreement and paid approximately $0.6 million to settle all claims associated with this matter.